Note 8 - Contract Liabilities - Changes in Contract Liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 217,259	$ 90,860
Amounts invoices and revenue deferred	91,495	207,073
Recognition of deferred revenue	(133,540)	(80,673)
Balance	$ 175,214	217,259
IAS 18 [member]
Statement Line Items [Line Items]
Balance		0
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Balance		$ 90,860